15006548

Certnas

Nasdaq

Received SEC

APR 23 2015

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

April 23, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated January 28, 2015, I advised you that the Exchange had received a Form 8-A from Infraredx, Inc. for registration of its Common Stock, $0.01 par value per share, and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, the company withdrew its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery